Supplement dated June 15, 2017 to Prospectuses dated May 1, 2017
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CC (5/17)	S-6595 CC (5/17)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CC (5/17)	S-6517 CC (5/17)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CC (5/17)	140464 CC (5/17)
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CC (5/17)
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CC (5/17)
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CC (5/17)	S-6362 CC (5/17)
RiverSource ® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CC (5/17)	S-6504 CC (5/17)
RiverSource ® Retirement Group Annuity Contract I	S-6611 CC (5/17)
RiverSource ® Retirement Group Annuity Contract II	S-6612 CC (5/17)
RiverSource ® Galaxy Premier Variable Annuity	45211 CC (5/17)
RiverSource ® Signature Variable Annuity	43444 CC (5/17)
RiverSource ® Signature One Variable Annuity	240192 CC (5/17)
RiverSource ® Builder Select Variable Annuity	45303 CC (5/17)
RiverSource ® FlexChoice Select Variable Annuity	45307 CC (5/17)
RiverSource ® Innovations Select Variable Annuity	45304 CC (5/17)
RiverSource ® Signature One Select Variable Annuity	45301 CC (5/17)
RiverSource ® Signature Select Variable Annuity	45300 CC (5/17)
RiverSource ® AccessChoice Select Variable Annuity	273416 CC (5/17)
RiverSource ® Endeavor Select Variable Annuity	273417 CC (5/17)
RiverSource ® Innovations Classic Select Variable Annuity	45312 CC (5/17)
RiverSource ® Variable Universal Life 5/RiverSource® Variable Universal Life 5-Estate Series	S-6542 CC (5/17)	S-6543 CC (5/17)
RiverSource ® Variable Universal Life IV/RiverSource® Variable Universal Life IV-Estate Series	S-6418 CC (5/17)	S-6419 CC (5/17)
RiverSource ® Variable Universal Life Insurance	S-6194 CC (5/17)	S-6171 CC (5/17)
RiverSource ® Variable Universal Life Insurance III	S-6189 CC (5/17)
RiverSource Succession Select® Variable Life Insurance	S-6202 CC (5/17)	S-6203 CC (5/17)

This supplement describes proposed changes to certain investment options offered under variable annuity contracts and variable life insurance policies (the “Contracts”) listed above. Please retain this supplement with your prospectus for future reference.
The strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017, the Funds’ names were changed as indicated in the table below.
Former Fund Names:	New Fund Names as of June 5, 2017:
Janus Aspen Series Balanced Portfolio: Institutional Shares	Janus Henderson Balanced Portfolio: Institutional Shares
Janus Aspen Series Enterprise Portfolio: Service Shares	Janus Henderson Enterprise Portfolio: Service Shares
Janus Aspen Series Flexible Bond Portfolio: Service Shares	Janus Henderson Flexible Bond Portfolio: Service Shares
Janus Aspen Series Global Allocation Portfolio - Moderate: Service Shares	Janus Henderson Global Allocation Portfolio - Moderate: Service Shares
Janus Aspen Series Global Research Portfolio: Institutional Shares	Janus Henderson Global Research Portfolio: Institutional Shares
Janus Aspen Series Global Technology Portfolio: Service Shares	Janus Henderson Global Technology Portfolio: Service Shares
Janus Aspen Series Overseas Portfolio: Service Shares	Janus Henderson Overseas Portfolio: Service Shares
Janus Aspen Series Research Portfolio: Institutional Shares	Janus Henderson Research Portfolio: Institutional Shares
Janus Aspen Series Research Portfolio: Service Shares	Janus Henderson Research Portfolio: Service Shares
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6594-19
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